INCOME TAXES - Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Tax Expenses [Line Items]
Current tax	$ 233	1,447	855	1,036
Deferred tax	(125)	(776)	193	(158)
Income tax expense	$ 108	671	1,048	878